UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-14153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     April 16, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $2,303,614 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS TIPS BD  464287176    19470   165488 SH       SOLE                   165488        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    65458  1524235 SH       SOLE                  1524235        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440    39599   383414 SH       SOLE                   383414        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   216723  3948315 SH       SOLE                  3948315        0        0
ISHARES TR                     RUSSELL 1000     464287622   257753  3306220 SH       SOLE                  3306220        0        0
ISHARES TR                     RUSSELL 2000     464287655    79576   960941 SH       SOLE                   960941        0        0
ISHARES TR                     AGENCY BD FD     464288166     1283    11392 SH       SOLE                    11392        0        0
ISHARES TR                     MSCI SMALL CAP   464288273    45704  1138903 SH       SOLE                  1138903        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   374873  3472658 SH       SOLE                  3472658        0        0
ISHARES TR                     BARCLYS CR BD    464288620   165999  1512932 SH       SOLE                  1512932        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661     6124    50571 SH       SOLE                    50571        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    28606   556538 SH       SOLE                   556538        0        0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408    12752   453819 SH       SOLE                   453819        0        0
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507    42097  1407446 SH       SOLE                  1407446        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   181716  5422745 SH       SOLE                  5422745        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    55770  1504033 SH       SOLE                  1504033        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706    45027  1746572 SH       SOLE                  1746572        0        0
SCHWAB STRATEGIC TR            US DIVIDEND EQ   808524797     9790   351035 SH       SOLE                   351035        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805   151159  5804881 SH       SOLE                  5804881        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847    71364  2410121 SH       SOLE                  2410121        0        0
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     4463    84487 SH       SOLE                    84487        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870    17021   304213 SH       SOLE                   304213        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    32152  1217411 SH       SOLE                  1217411        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    19946   123031 SH       SOLE                   123031        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417   127486  3238149 SH       SOLE                  3238149        0        0
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425    29310  1202698 SH       SOLE                  1202698        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    40723   679388 SH       SOLE                   679388        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607   102141  1442056 SH       SOLE                  1442056        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406    59529  1085896 SH       SOLE                  1085896        0        0